Property, Plant, and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 71.8	$ 65.4	$ 63.2
Interest related to borrowings	0.5	0.2
Other non-cash additions for accrued property, plant and equipment		$ 0.6